Retirement Benefit Obligations - Schedule of Accumulated Benefit Obligation Exceeds Fair Value of Plan Assets (Details) - Foreign Pension Benefits - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 50	$ 93
Accumulated benefit obligation	50	93
Fair value of plan assets	0	43
Funded Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	0	46
Accumulated benefit obligation	0	46
Fair value of plan assets	0	43
Unfunded Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	50	47
Accumulated benefit obligation	50	47
Fair value of plan assets	$ 0	$ 0